UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    August 15, 2007

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   1
Form 13F Information Table Value Total:   $800,119,707

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Arbitron Inc.		  	  COM        03875Q108     22,029           427,491     SH             SOLE	            427,491
Bisys Group Inc.                  COM        055472104    156,335        13,215,143     SH             SOLE              13,215,143
Citigroup Inc.	                  COM        172967101    254,706         4,966,000     SH             SOLE               4,966,000
Macy's Inc.	                  COM        55616P104    111,345         2,799,033     SH             SOLE               2,799,033
Corporate Executive Board Co.     COM        21988R102     82,265         1,267,363     SH             SOLE               1,267,363
Unitedhealth Group, Inc.          COM        91324P102     71,179         1,391,853     SH             SOLE               1,391,853
United Rentals, Inc.		  COM        911363109      5,298           162,800     SH             SOLE                 162,800
The Childrens Place Retail Stores COM        168905107      2,582            50,000     SH             SOLE                  50,000
Hot Topic Inc. 			  COM        441339108      3,605           331,688     SH             SOLE                 331,688
Office Depot, Inc.		  COM        676220106     71,124         2,347,328     SH             SOLE               2,347,328
Brown & Brown Inc.		  COM        115236101      1,936            77,000     SH             SOLE                  77,000
Bed Bath & Beyond Inc. 		  COM        075896100     10,919           303,388     SH             SOLE                 303,388
Bebe Stores, Inc.		  COM        075571109      4,251           265,500     SH             SOLE                 265,500
Limited Brands Inc.		  COM        532716107        590            21,500     SH             SOLE                  21,500
DaVita Inc.                       COM        23918K108      1,956            36,300     SH             SOLE                  36,300

                            TOTAL                         800,120